Leases - Schedule of Supplemental Cash Flow Information for Operating and Finance Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease liabilities	$ 12,884	$ 14,866
Finance lease liabilities	$ 25,197	$ 16,039